Summary of Platform Development Cost Activity (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Less dispositions				$ 209		$ 0	$ (425)
Total capitalized payroll-based costs	$ 9,819	$ 9,778	$ 29,166		$ 28,236	37,190	46,264
Stock-based compensation			16,978		24,777	31,345	30,493
Impairments			(119)		(257)	(257)	(1,192)
Total capitalized costs	9,819	$ 9,778	29,166		28,236	37,190	46,264
Platform Development [Member]
Platform development beginning of period			21,493		$ 21,997	21,997	16,029
Payroll-based costs capitalized						5,179	4,819
Less dispositions			(164)			(7,357)	(460)
Total capitalized payroll-based costs			24,296			19,819	20,388
Stock-based compensation			785			1,884	2,045
Impairments			(64)			(210)	(436)
Platform development end of period	$ 25,017		25,017	$ 21,493		21,493	21,997
Payroll-based costs capitalized			2,967
Total capitalized costs			$ 24,296			$ 19,819	$ 20,388